Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Redeemable Convertible Preferred Stock [Member] Preferred Stock [Member]	Series A Redeemable Convertible Preferred Stock [Member] Preferred Stock [Member]	Contingently Redeemable Common Stock [Member]	Legacy Common Stock [Member]	Common Class A [Member] Common Stock [Member]	Common Class A [Member]	Common Class B [Member] Common Stock [Member]	Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Sep. 30, 2023		$ 2,300,000							$ 78,421,000	$ (83,762,000)	$ (5,341,000)
Balance, shares at Sep. 30, 2023	58,823	166,666		1,669,217
Issuance of common stock									3,607,000		3,607,000
Issuance of common stock, shares				48,217	43,783	37,000
Issuance of common stock upon exercise of stock options									225,000		225,000
Issuance of common stock upon exercise of stock options, shares					152,163
Issuance of warrants in connection with notes payable									515,000		515,000
Stock-based compensation									21,383,000		21,383,000
Net loss						$ (18,452,000)		$ (1,582,000)		(20,034,000)	(20,034,000)
Conversion of Class B Common Stock to Class A Common Stock
Conversion of Class B common stock to Class A common stock, shares					12,500		(12,500)
Issuance of common stock upon exercise of warrants									3,397,000		3,397,000
Issuance of common stock upon exercise of warrants, shares					341,035
Issuance of contingently redeemable common stock for acquisition of EMI Solutions, Inc.			$ 8,856,000
Issuance of contingently redeemable common stock for acquisition of EMI Solutions, Inc., shares			96,491
Lapse of redemption feature on common stock			$ (8,856,000)						8,856,000		8,856,000
Lapse of redemption feature on common stock, shares			(96,491)	96,491
Reverse recapitalization transactions, net (Note 3)		$ (2,300,000)							(16,083,000)		(16,083,000)
Reverse recapitalization transactions, net (Note 3), shares	(58,823)	(166,666)		(1,813,925)	2,290,180		225,490
Issuance of common stock for acquisition of RaGE Systems, Inc.									7,682,000		7,682,000
Issuance of common stock for acquisition of RaGE Systems, Inc., shares					321,404
Issuance of placement agent warrants									82,000		82,000
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon exercise of warrants, shares					16,146
Issuance of PIPE make-whole shares									1,241,000		1,241,000
Issuance of PIPE make-whole shares, shares					105,202
Deemed dividend from warrant price adjustment									661,000	(661,000)
Balance at Sep. 30, 2024									109,987,000	(104,457,000)	5,530,000
Balance, shares at Sep. 30, 2024					3,282,423		212,991
Issuance of common stock									640,000		640,000
Issuance of common stock, shares					56,174
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares					51,000
Stock-based compensation									9,802,000		9,802,000
Net loss										(19,839,000)	(19,839,000)
Conversion of Class B Common Stock to Class A Common Stock
Conversion of Class B common stock to Class A common stock, shares					12,500		(12,500)
Conversion of notes payable to Class A Common Stock									828,000		828,000
Conversion of notes payable to Class A Common Stock, shares					63,180
Balance at Dec. 31, 2024									121,257,000	(124,296,000)	(3,039,000)
Balance, shares at Dec. 31, 2024					3,465,277		200,491
Balance at Sep. 30, 2024									109,987,000	(104,457,000)	5,530,000
Balance, shares at Sep. 30, 2024					3,282,423		212,991
Net loss						$ (20,974,000)		(1,156,000)			(22,130,000)
Balance at Mar. 31, 2025									126,929,000	(126,587,000)	342,000
Balance, shares at Mar. 31, 2025					3,758,465		200,491
Balance at Sep. 30, 2024									109,987,000	(104,457,000)	5,530,000
Balance, shares at Sep. 30, 2024					3,282,423		212,991
Issuance of common stock									2,199,000		2,199,000
Issuance of common stock, shares					205,821	64,280
Issuance of Class A Common Stock in settlement of liabilities									1,535,000		1,535,000
Issuance of Class A common stock in settlement of liabilities, shares					143,540
Stock-based compensation									25,619,000		25,619,000
Net loss						$ (44,072,000)		(2,059,000)		(46,131,000)	(46,131,000)
Conversion of Class B Common Stock to Class A Common Stock
Conversion of Class B common stock to Class A common stock, shares					12,500		(12,500)
Issuance of Class A Common Stock for RaGE earnout									1,808,000		1,808,000
Issuance of Class A common stock for RaGE earnout, shares					64,280
Issuance of common stock upon exercise of warrants									8,762,000		8,762,000
Issuance of common stock upon exercise of warrants, shares					903,852
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon exercise of warrants, shares					226,425
Issuance of Class A Common Stock and warrants in private placement									342,000		342,000
Issuance of Class A common stock and warrants in private placement, shares					385,000
Issuance of restricted stock awards
Issuance of restricted stock awards, shares					510,000
Common stock pledged as collateral
Common stock pledged as collateral, shares					150,000
Balance at Sep. 30, 2025									150,252,000	(150,588,000)	(336,000)
Balance, shares at Sep. 30, 2025					5,883,842		200,491
Balance at Dec. 31, 2024									121,257,000	(124,296,000)	(3,039,000)
Balance, shares at Dec. 31, 2024					3,465,277		200,491
Issuance of Class A Common Stock in settlement of liabilities									553,000		553,000
Issuance of Class A common stock in settlement of liabilities, shares					61,059
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares					1,000
Stock-based compensation									3,352,000		3,352,000
Net loss						(2,177,000)		(114,000)		(2,291,000)	(2,291,000)
Issuance of Class A Common Stock for RaGE earnout									1,752,000		1,752,000
Issuance of Class A common stock for RaGE earnout, shares					56,310
Issuance of common stock upon exercise of warrants									15,000		15,000
Issuance of common stock upon exercise of warrants, shares					174,819
Balance at Mar. 31, 2025									126,929,000	(126,587,000)	342,000
Balance, shares at Mar. 31, 2025					3,758,465		200,491
Balance at Sep. 30, 2025									150,252,000	(150,588,000)	(336,000)
Balance, shares at Sep. 30, 2025					5,883,842		200,491
Issuance of common stock									1,523,000		1,523,000
Issuance of common stock, shares					226,450
Issuance of Class A Common Stock in settlement of liabilities									985,000		985,000
Issuance of Class A common stock in settlement of liabilities, shares					119,085
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares					403,595
Issuance of common stock upon exercise of stock options									55,000		55,000
Issuance of common stock upon exercise of stock options, shares					32,353
Reclassification of warrants									6,912,000		6,912,000
Issuance of warrants in connection with notes payable									514,000		514,000
Stock-based compensation									5,139,000		5,139,000
Net loss										(10,125,000)	(10,125,000)
Balance at Dec. 31, 2025									165,380,000	(160,713,000)	4,667,000
Balance, shares at Dec. 31, 2025					6,665,325		200,491
Balance at Sep. 30, 2025									150,252,000	(150,588,000)	$ (336,000)
Balance, shares at Sep. 30, 2025					5,883,842		200,491
Issuance of common stock, shares											169,375
Net loss						(15,580,000)		(398,000)			$ (15,978,000)
Balance at Mar. 31, 2026									175,411,000	(166,566,000)	8,845,000
Balance, shares at Mar. 31, 2026					10,355,525		200,491
Balance at Dec. 31, 2025									165,380,000	(160,713,000)	4,667,000
Balance, shares at Dec. 31, 2025					6,665,325		200,491
Issuance of common stock
Issuance of common stock, shares					30,000
Issuance of Class A Common Stock in settlement of liabilities									2,218,000		2,218,000
Issuance of Class A common stock in settlement of liabilities, shares					426,878
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares					233,322
Stock-based compensation									2,453,000		2,453,000
Net loss						$ (5,734,000)		$ (119,000)		(5,853,000)	(5,853,000)
Issuance of common stock in connection with public offering									5,360,000		5,360,000
Issuance of common stock in connection with public offering, shares					3,000,000
Balance at Mar. 31, 2026									$ 175,411,000	$ (166,566,000)	$ 8,845,000
Balance, shares at Mar. 31, 2026					10,355,525		200,491